Note 3 - Loans/Leases Receivable (Detail) - Impaired Loans/Leases (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	$ 4,372,125	$ 7,511,233	$ 10,895,674
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	5,320,511	8,253,794	13,969,419
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	12,767,263	17,533,790	7,716,512
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	20,833	81,921	38,914
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	20,833	81,921	38,914
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	19,922,086	22,347,930	27,361,493
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	20,197,297	22,847,930	28,082,198
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	4,587,769	5,346,303	7,452,746
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	14,210,538	11,697,609	27,128,021
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	314,088	70,100	304,730
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	314,088	70,100	304,730
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	24,294,211	29,859,163	38,257,167
Total Impaired Loans/Leases - Unpaid Principal Balance	25,517,808	31,101,724	42,051,617
Total Impaired Loans/Leases - Related Allowance	4,587,769	5,346,303	7,452,746
Total Impaired Loans/Leases - Average Recorded Investment	26,977,801	29,231,399	34,844,533
Total Impaired Loans/Leases - Interest Income Recognized	334,921	152,021	343,644
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	334,921	152,021	343,644
Commercial and Industrial [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	438,355	360,947	1,459,790
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	1,203,710	979,901	3,350,036
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	757,286	3,873,371	1,782,357
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	7,910
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	7,910
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	568,597	1,791,908	7,364,880
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	590,849	1,791,908	7,866,634
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	280,170	903,187	3,331,436
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	499,036	1,175,105	5,962,381
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized		36,984	19,891
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received		36,984	19,891
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	1,006,952	2,152,855	8,824,670
Total Impaired Loans/Leases - Unpaid Principal Balance	1,794,559	2,771,809	11,216,670
Total Impaired Loans/Leases - Related Allowance	280,170	903,187	3,331,436
Total Impaired Loans/Leases - Average Recorded Investment	1,256,322	5,048,476	7,744,738
Total Impaired Loans/Leases - Interest Income Recognized	7,910	36,984	19,891
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	7,910	36,984	19,891
Owner-occupied commercial real estate [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	503,321	736,610	681,727
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	503,321	736,610	681,727
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	624,766	1,909,754	553,012
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment		217,059	1,074,210
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance		217,059	1,074,210
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance		47,911	232,194
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment		121,201	847,507
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	0		45,641
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0		45,641
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	503,321	953,669	1,755,937
Total Impaired Loans/Leases - Unpaid Principal Balance	503,321	953,669	1,755,937
Total Impaired Loans/Leases - Related Allowance		47,911	232,194
Total Impaired Loans/Leases - Average Recorded Investment	624,766	2,030,955	1,400,519
Total Impaired Loans/Leases - Interest Income Recognized	0		45,641
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	0		45,641
Commercial construction, land development, and other land [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	678,523		2,538,621
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	678,523		2,872,083
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	3,359,435	2,979,950	1,530,324
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	3,549
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	3,549
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	3,967,583	9,051,455	7,660,458
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	3,967,583	9,051,455	7,660,458
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	1,105,795	3,002,450	1,818,193
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	2,311,845	4,334,241	9,263,675
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	5,749	16,249	3,832
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	5,749	16,249	3,832
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	4,646,106	9,051,455	10,199,079
Total Impaired Loans/Leases - Unpaid Principal Balance	4,646,106	9,051,455	10,532,541
Total Impaired Loans/Leases - Related Allowance	1,105,795	3,002,450	1,818,193
Total Impaired Loans/Leases - Average Recorded Investment	5,671,280	7,314,191	10,793,999
Total Impaired Loans/Leases - Interest Income Recognized	9,298	16,249	3,832
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	9,298	16,249	3,832
Non-owner occupied Commercial Real Estate [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	495,702	3,936,826	2,942,189
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	495,702	3,986,820	3,792,226
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	5,288,820	5,568,776	1,478,956
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	2,017
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	2,017
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	14,738,717	10,339,415	9,872,826
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	14,991,676	10,839,415	10,091,777
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	2,899,247	1,247,377	1,658,791
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	10,949,295	5,595,044	9,393,250
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	308,339	11,623	235,366
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	308,339	11,623	235,366
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	15,234,419	14,276,241	12,815,015
Total Impaired Loans/Leases - Unpaid Principal Balance	15,487,378	14,826,235	13,884,003
Total Impaired Loans/Leases - Related Allowance	2,899,247	1,247,377	1,658,791
Total Impaired Loans/Leases - Average Recorded Investment	16,238,115	11,163,820	10,872,206
Total Impaired Loans/Leases - Interest Income Recognized	310,356	11,623	235,366
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	310,356	11,623	235,366
Leases receivable [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	777,645	1,094,178	953,994
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	777,645	1,094,178	953,994
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	871,076	1,487,570	1,080,564
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	0	81,921	27,089
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0	81,921	27,089
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	221,157	212,485	811,096
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	221,157	212,485	811,096
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	125,000	66,675	335,000
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	90,610	138,127	663,697
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized		5,244
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received		5,244
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	998,802	1,306,663	1,765,090
Total Impaired Loans/Leases - Unpaid Principal Balance	998,802	1,306,663	1,765,090
Total Impaired Loans/Leases - Related Allowance	125,000	66,675	335,000
Total Impaired Loans/Leases - Average Recorded Investment	961,686	1,625,697	1,744,261
Total Impaired Loans/Leases - Interest Income Recognized		87,165	27,089
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received		87,165	27,089
Residential Real Estate [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	944,211	788,685	758,031
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	1,127,242	862,298	758,031
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	1,050,160	892,480	721,757
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	6,728
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	6,728
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	273,045	344,789	528,246
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	273,045	344,789	528,246
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	105,565	55,884	27,355
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	258,677	282,020	565,051
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	0
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	1,217,256	1,133,474	1,286,277
Total Impaired Loans/Leases - Unpaid Principal Balance	1,400,287	1,207,087	1,286,277
Total Impaired Loans/Leases - Related Allowance	105,565	55,884	27,355
Total Impaired Loans/Leases - Average Recorded Investment	1,308,837	1,174,500	1,286,808
Total Impaired Loans/Leases - Interest Income Recognized	6,728
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	6,728
Installment and Other Consumer [Member]
Impaired Loans/Leases with No Specific Allowance Recorded:
Impaired Loans/Leases with No Specific Allowance Recorded - Recorded Investment	534,368	593,987	1,561,322
Impaired Loans/Leases with No pecific Allowance Recorded - Unpaid Principal Balance	534,368	593,987	1,561,322
Impaired Loans/Leases with No Specific Allowance Recorded - Average Recorded Investment	815,720	821,889	569,542
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized	629		11,825
Impaired Loans/Leases with No Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	629		11,825
Impaired Loans/Leases with Specific Allowance Recorded:
Impaired Loans/Leases with Specific Allowance Recorded - Recorded Investment	152,987	390,819	49,777
Impaired Loans/Leases with Specific Allowance Recorded - Unpaid Principal Balance	152,987	390,819	49,777
Impaired Loans/Leases with Specific Allowance Recorded - Related Allowance	71,992	22,819	49,777
Impaired Loans/Leases with Specific Allowance Recorded - Average Recorded Investment	101,075	51,871	432,460
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized	0
Impaired Loans/Leases with Specific Allowance Recorded - Interest Income Recognized for Cash Payments Received	0
Total Impaired Loans/Leases:
Total Impaired Loans/Leases - Recorded Investment	687,355	984,806	1,611,099
Total Impaired Loans/Leases - Unpaid Principal Balance	687,355	984,806	1,611,099
Total Impaired Loans/Leases - Related Allowance	71,992	22,819	49,777
Total Impaired Loans/Leases - Average Recorded Investment	916,795	873,760	1,002,002
Total Impaired Loans/Leases - Interest Income Recognized	629		11,825
Total Impaired Loans/Leases - Interest Income Recognized for Cash Payments Received	$ 629		$ 11,825